SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue recognition

The Company recognizes revenue from product sales when (i) persuasive evidence of an arrangement exists and the sales price is fixed or determinable (evidenced by written sales orders), (ii) delivery of the product has occurred, and (iii) collectibility of the resulting receivable is reasonably assured.  Shipping and handling expenses of $545 and $672 are included in selling, general and administrative expenses for the nine months ended September 25, 2011 and September 27, 2010, respectively.

The Company records its Revenue net of any sales taxes collected on its sales, which are then subsequently remitted to the local tax office, as required.

With respect to product sales, we recognize revenue on a gross basis, using the criteria outlined in Emerging Issues Task Force Issue (“EITF”) No. 99-19, Reporting Revenue Gross as a Principal Versus Net as an Agent, net of provisions for discounts and allowances.  Our product sales are collected utilizing major credit cards, prior to the sale of the DineWise branded products, or are collected within three days of delivery of other product sales.  Although the Company accepts product returns, historical returns have been insignificant and are primarily due to product quality or delivery delays, we may replace the product or issue a credit to the customer.

Amortization of deferred finance costs

As a result of the Company’s $2,500 Convertible Debenture financing completed on July 14, 2006, and its $1,750 Debenture financing completed on February 16, 2007, it incurred deferred finance charges of $375 and $210, respectively.  These amounts are being amortized monthly, as a charge to interest expense, over the 5-year and 2-year terms of the notes, respectively.  In the nine months ended September 25, 2011 and September 26, 2010, amortization expense was $25 and $67, respectively.  As of September 25, 2011 and December 26, 2010, unamortized deferred finance charges were $0 and $25, respectively.

Concentration risk

The Company purchased approximately 55% and 54% of its food products from one vendor during the  nine months ended September 25, 2011 and September 26, 2010, respectively.  The Company is not obligated to purchase from this vendor, and, if necessary, there are other vendors from which the Company can purchase food products.

All of the Company’s receivables are due from one financial institution (TD Banknorth, Inc.) under an agreement in which the Company receives payment on its receivables within 3-5 business days.  The Company has had no losses on collections in the past, and since this institution is deemed financially sound, there is little, if any, collection risk at this time.

Stock based compensation

The Company applies the provisions of ASC Topic 505-50, Equity Based Payments to Non-Employees (formerly named as EITF 96-18) to account for stock-based compensation awards issued to non-employees for services. Such awards for services are recorded at either the fair value of the consideration received or the fair value of the instruments issued in exchange for such services, whichever is more reliably measurable.  The calculation of fair value using the Black-Scholes option pricing model involves certain assumptions that are reasonably estimated. However, if these estimates change, the fair value calculated could be materially impacted.

As a result, the Company recorded share-based compensation for options of  $80 and $0, in the nine months ended September 25, 2011 and September 26, 2010, respectively.

Principles of Consolidation

The consolidated financial statements include the accounts of DineWise, Inc. and its wholly owned subsidiaries (the “Company”).  Intercompany accounts and transactions have been eliminated in consolidation.

Fiscal Year

The Company’s fiscal year ends on the last Sunday in December.  The Company’s 2010 fiscal year consisted of the fifty-two week period beginning on December 28, 2009 and ending on December 26, 2010.  The Company’s 2009 fiscal year consisted of the fifty-two week period beginning on December 29, 2008 and ending on December 27, 2009.

Revenue Recognition

The Company recognizes revenue from product sales, when (i) persuasive evidence of an arrangement exists and the sales price is fixed or determinable (evidenced by written sales orders), (ii) delivery of the product has occurred, and (iii) collectibility of the resulting receivable is reasonably assured.  Shipping and handling expenses of $963 and $796 are included in selling, general and administrative expenses for the fiscal years ended December 26, 2010 and December 27, 2009, respectively.

The Company’s deferred revenue consists principally of advance billings for customer food orders.

The Company records its revenue net of any sales taxes collected on its sales, which are subsequently remitted to the local tax office, as required.

With respect to product sales, we recognize revenue on a gross basis, using the criteria outlined in FASB ASC 605 (formerly known as Emerging Issues Task Force Issue (“EITF”) No. 99-19), Reporting Revenue Gross as a Principal Versus Net as an Agent, net of provisions for discounts and allowances.  Our product sales are collected utilizing major credit cards, prior to the sale of the DineWise branded products, or are collected within three days of delivery of other product sales.  Although the Company accepts product returns, historical returns have been insignificant and are primarily due to product quality or delivery delays, we may replace the product or issue a credit to the customer.

Cash and Cash Equivalents

Cash and cash equivalents include only securities having a maturity of three months or less at the time of purchase. At December 26, 2010 and December 27, 2009, demand accounts and money market accounts comprised all of the Company’s cash and cash equivalents.

Due from Financial Institution

The Company submits substantially all accounts receivable to a third party financial institution for collection, without recourse.  Payment is generally received from this financial institution within three business days.  The financial institution holds in escrow approximately 3% of the net receivables that have been submitted by the Company and not collected.  This escrow is evaluated by the financial institution on a quarterly basis.

Inventories

Inventories consist principally of prepared meals and meal complements held at its outsourced fulfillment locations. Inventories are valued at the lower of cost or market, with cost determined using the first-in, first-out (FIFO) method.  In May 2010, the Company consolidated its outsourced fulfillment operations, whereby the purchasing of inventory, storage and handling is the responsibility of the outsourced fulfillment center.  The Company is charged for the inventory only upon sale of the product to its customer.  As a result, effective May 2010, the Company has no inventory.

The Company’s fulfillment provider purchases the Company’s proprietary products and bills the Company upon sale of the product.  In the event the products are no longer selling, or become outdated, the Company is required to pay for these products within 45 days of notice.  The fulfillment agreement is currently in effect until April 27, 2013, and automatically extends for one year unless terminated with 6 months notice by either party.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets or, in the case of leasehold improvements, the lesser of the life of the related leases or the life of the improvement.

Costs of internal use software are accounted for in accordance with FASB ASC 350 Statement of Position 98-1 (“SOP 98-1”), “Accounting for the Costs of Computer Software Developed or Obtained for Internal Use” and formerly known as Emerging Issue Task Force No. 00-02 (“EITF 00-02”),  “Accounting for Website Development Costs.”  FASB ASC 350 require that the Company expense computer software and website development costs as they are incurred during the preliminary project stage.  Once the capitalization criteria of FASB ASC 350 have been met, external direct costs of materials and services consumed in developing or obtaining internal-use software, including website development, are capitalized.  Capitalized costs are amortized using the straight-line method over the software’s estimated useful life, estimated at three years.  Capitalized internal use software and website development costs are included in property, plant and equipment, net, in the accompanying balance sheets.

Estimated useful lives are as follows:
Machines and office equipment	5 to 8 years
Capitalized software and development	3 years

Goodwill and Other Intangibles

Goodwill is calculated as the excess of the cost of purchased businesses over the fair value of their underlying net assets.  Other intangible assets principally consist of customer lists, trademarks, URL and product recipes.  Goodwill and other intangible assets that have an indefinite life are not amortized.

In accordance with GAAP, the Company tests goodwill and other intangible assets for impairment on at least an annual basis.  Goodwill impairment exists if the net book value of a reporting unit exceeds its estimated fair value.  The impairment testing is performed in two steps: (i) the Company determines impairment by comparing the fair value of a reporting unit with its carrying value, and (ii) if there is an impairment, the Company measures the amount of impairment loss by comparing the implied fair value of goodwill with the carrying amount of that goodwill.  To determine the fair value of these intangible assets, the Company uses many assumptions and estimates using a market participant approach that directly impact the results of the testing.  In making these assumptions and estimates, the Company uses industry accepted valuation models and set criteria that are reviewed and approved by management.

Long-Lived Assets

The Company determines the recoverability of its long-lived assets in accordance with FASB ASC 360 (formerly know as Statement of Financial Accounting Standards (“SFAS”) No. 144), “Accounting for the Impairment or Disposal of Long-Lived Assets”. Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. Management believes there is no impairment of any long-lived assets as of December 26, 2010 and December 27, 2009.

Marketing costs

Marketing costs are included as part of operating expenses and include direct-mail catalog costs, internet based advertising, marketing and promotional expenses and payroll-related expenses for personnel engaged in these activities.  Direct-mail catalog costs are initially recorded as prepaid expenses and charged to operations as marketing expense during the period in which future benefits are expected to be received.  Typically, this period falls within 45 days of the direct mailing.  All other advertising costs are charged to expense as incurred or the first time the advertising takes place.

Debt Discount and Derivative Liability

As a result of the Company entering into a Subscription Agreement on July 14, 2006 with Dutchess Private Equities Fund, LP and Dutchess Private Equities Fund, II, LP (collectively, the "Investors") pursuant to which the Company agreed to sell to the Investors an aggregate of $2,500 of Five-Year Convertible Debentures (the "Convertible Debentures") and warrants to purchase 5,050,505 shares of Common Stock at an exercise price of $.495 per share (the "Warrants"), the Company has identified certain embedded derivatives within the Convertible Debentures. The value of these embedded derivatives were $1,200 at July 14, 2006. On February 16, 2007, the Company issued and sold to one of its existing investors, Dutchess Private Equities Fund, Ltd. (“Dutchess”), a $1,750 principal amount Convertible Debenture due March 31, 2009 (the”Debenture”) and a warrant to purchase 4,000,000 shares of the Company’s common stock at an exercise price of $0.25 per share (as a result of an amendment on March 17, 2008, 2,000,000 warrants were terminated, leaving 2,000,000 warrants outstanding). According to the terms of the agreements with Dutchess, as a result of an equity raise in July 2011, all Dutchess warrants have an exercise price of $.20, and the maximum conversion price of the Debentures was reduced from $.495 to $.10. The Company has identified certain embedded derivatives within the Debenture. The value of these embedded derivatives was $477 at February 16, 2007. These amounts were bifurcated from the Convertible Debentures and Debenture on the face of the balance sheet and a corresponding derivative liability was established. These debt discounts will be amortized over their respective lives, using the effective interest method, and charged to interest expense until fully amortized in July 2011 and March 2009, respectively. As of December 26, 2010 and December 27, 2009 the unamortized debt discount was $171 and $527, respectively. In the event the Convertible Debentures or Debentures are reduced in full or in part, either by Company prepayments or by conversion into common shares by the Investors, the debt discount related to the amount reduced will be immediately recognized as interest expense and charged to operations. In addition, the change in the valuation of the embedded derivatives for the years ended December 26, 2010 and December 27, 2009 resulted in a (loss) income of ($209) and $6, respectively, and was reflected in interest expense. The valuation of the embedded derivatives was calculated primarily by using a binomial model, utilizing the Company’s stock price of $.04 per share and $.01 per share as of December 26, 2010 and December 27, 2009, respectively.  In all future periods, the change in the valuation of the derivative liabilities will continue to be recognized as interest expense or income and charged to operations accordingly.

Amortization of Deferred Finance Costs

As a result of the Company’s $2,500 Convertible Debenture financing completed on July 14, 2006, and its $1,750 Convertible Debenture financing completed on February 16, 2007, it incurred deferred finance charges of $375 and $210, respectively.  These amounts are being amortized monthly, as a charge to interest expense, over the 5-year and 2-year terms of the Convertible Debentures, respectively.  For the years ended December 26, 2010 and December 27, 2009, amortization expense was $87 and $121, respectively.  In the event the Convertible Debentures or Debentures are reduced in full or in part, either by Company prepayments or by conversion into common shares by the Investors, the deferred finance charges related to the amount reduced will be immediately recognized as interest expense.  As of December 26, 2010 and December 27, 2009, unamortized deferred finance charges were $25 and $112, respectively.

Income Taxes

The Company accounts for its income taxes in accordance with FASB ASC 740 (formerly known as SFAS No. 109), “Accounting for Income Taxes”. Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Due to the uncertainty of future earnings, all deferred tax assets are fully reserved for.

Accounting for Uncertain Tax Positions

The Company follows FASB ASC 740 (formerly known as FASB Interpretation No. 48), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109," which establishes that the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. FASB ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

We recognize interest and penalties, if any, as part of our provision for income taxes in our Consolidated Statements of Operations. We file a consolidated U.S. federal income tax return as well as unitary income and sales tax returns in New York. The Internal Revenue Service (“IRS”) has completed examinations of our federal returns for taxable years prior to 1993.  While there are no tax audits in progress, the Company’s years ended December 2008-2010 remain subject to State and IRS audits.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Concentration Risk

The Company purchased approximately 52% and 64% of its food products from one vendor during the years ended December 26, 2010 and December 27, 2009. The Company is not obligated to purchase from this vendor, and, if necessary, there are other vendors from which the Company can purchase food products.

All of the Company’s receivables are due from one financial institution (TD Banknorth, Inc.) under an agreement in which the Company receives payment on its receivables within 3-5 business days.  The Company has had no losses on collections in the past, and since this institution is deemed financially sound, there is little, if any, collection risk at this time.

Stock Based Compensation

FASB ASC 718 (formerly known as SFAS 123R, “Share-Based Payment”) addresses all forms of share-based payment awards, including shares issued under employee stock purchase plans, stock options, restricted stock and stock appreciation rights. It requires measurement of compensation costs for all stock-based awards at fair value on the date of grant, and recognition of stock-based compensation over the requisite service periods.

In the years ended December 26, 2010 and December 27, 2009, there were no share-based compensation amounts for options attributable to employees, officers, directors and consultants as there were no options issued.

Recently Issued Accounting Pronouncements

In December 2010, the FASB issued ASU 2011-08 related to intangibles – goodwill and other (Topic 350), which requires a company to consider whether there are any adverse qualitative factors indicating that impairment may exist in performing step 2 of the impairment test for reporting units with zero or negative carrying amounts.  The provisions for this pronouncement are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010, with no early adoption.  The Company will adopt this pronouncement for its fiscal year beginning December 29, 2010.  The Company is assessing the impact of the pronouncement on its consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which amends ASC 820, “Fair Value Measurement”. ASU 2011-04 does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP or International Financial Reporting Standards (IFRSs). ASU 2011-04 changes the wording used to describe many requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, ASU 2011-04 clarifies the FASB’s intent about the application of existing fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. The Company does not anticipate that the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

Going Concern

Although, the Company had net income of $863 in the year ended December 27, 2009, it was primarily due to a non-cash restructuring recovery of $937. In the year ended December 26, 2010, the Company has a net loss of $432, and in years prior to 2009 the Company had suffered substantial losses from operations. The Company has a stockholders’ deficit of $3,703 and a working capital deficit of $1,474 at December 26, 2010. Although the senior debt holder has amended and extended the payment terms in the past, at current sales levels the Company is uncertain that it can generate the cash needed to repay this debt. Should the Company not meet the revised terms for the loan, we cannot be assured that the holder of the senior debt will continue to modify the terms of the repayment of the debt. If this should occur the Company may not be able to continue in business.

The Company is currently working to raise sufficient capital to continue its operations, pay its obligations as well as to complete strategic accretive acquisitions. There are no assurances, however, that the Company will be successful in raising capital. Further, during the last several years, the Company has taken steps to reduce overhead, including a reduction in personnel and movement of its fulfillment facilities to reduce costs and improve cash flow. The Company will continue to look at reducing costs while it seeks additional capital as well as business from new and existing customers.

These financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly do not include any adjustments that might result from the outcome of the uncertainties described above.